First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.2%
	Aerospace & Defense — 6.3%
563	AeroVironment, Inc. (a)	$77,474
604	Axon Enterprise, Inc. (a)	138,842
107	Curtiss-Wright Corp.	22,887
364	HEICO Corp., Class A	50,017
4,059	Kratos Defense & Security Solutions, Inc. (a)	77,324
4,672	Leonardo DRS, Inc. (a)	86,105
309	Moog, Inc., Class A	43,263
		495,912
	Air Freight & Logistics — 0.4%
424	Hub Group, Inc., Class A (a)	32,033
	Automobile Components — 0.2%
380	Modine Manufacturing Co. (a)	18,696
	Banks — 0.2%
352	Customers Bancorp, Inc. (a)	15,865
	Beverages — 2.4%
2,189	Celsius Holdings, Inc. (a)	108,377
909	MGP Ingredients, Inc.	77,674
		186,051
	Biotechnology — 6.9%
1,021	ACELYRIN, Inc. (a)	6,861
463	Apellis Pharmaceuticals, Inc. (a)	24,942
812	Apogee Therapeutics, Inc. (a)	15,842
496	Biomea Fusion, Inc. (a)	7,475
1,883	Crinetics Pharmaceuticals, Inc. (a)	59,861
2,734	Exelixis, Inc. (a)	59,628
1,748	Halozyme Therapeutics, Inc. (a)	67,490
139	Karuna Therapeutics, Inc. (a)	26,578
296	Krystal Biotech, Inc. (a)	30,852
948	Merus N.V. (a)	23,453
379	Natera, Inc. (a)	21,205
991	Nuvalent, Inc., Class A (a)	64,782
329	Ultragenyx Pharmaceutical, Inc. (a)	12,782
1,057	Vaxcyte, Inc. (a)	54,721
1,803	Xenon Pharmaceuticals, Inc. (a)	65,954
		542,426
	Broadline Retail — 0.5%
512	Ollie’s Bargain Outlet Holdings, Inc. (a)	37,514
	Building Products — 1.8%
272	AAON, Inc.	17,027
1,750	AZEK (The) Co., Inc. (a)	60,357
Shares	Description	Value

	Building Products (Continued)
640	Trex Co., Inc. (a)	$44,973
638	Zurn Elkay Water Solutions Corp.	18,783
		141,140
	Capital Markets — 1.5%
307	Evercore, Inc., Class A	45,298
59	MarketAxess Holdings, Inc.	14,167
397	Piper Sandler Cos.	61,428
		120,893
	Chemicals — 0.5%
328	Balchem Corp.	40,908
	Commercial Services & Supplies — 1.6%
1,310	Montrose Environmental Group, Inc. (a)	40,964
234	MSA Safety, Inc.	40,749
296	Tetra Tech, Inc.	46,812
		128,525
	Construction & Engineering — 3.5%
741	Ameresco, Inc., Class A (a)	22,200
1,253	API Group Corp. (a)	38,029
426	Arcosa, Inc.	31,609
340	Comfort Systems USA, Inc.	65,817
199	EMCOR Group, Inc.	42,292
1,580	Fluor Corp. (a)	60,087
214	Sterling Infrastructure, Inc. (a)	13,591
		273,625
	Construction Materials — 0.2%
558	Summit Materials, Inc., Class A (a)	19,357
	Consumer Finance — 2.3%
938	Encore Capital Group, Inc. (a)	42,022
5,708	EZCORP, Inc., Class A (a)	46,806
838	FirstCash Holdings, Inc.	93,856
		182,684
	Consumer Staples Distribution & Retail — 1.1%
2,302	Chefs’ Warehouse (The), Inc. (a)	61,924
637	Sprouts Farmers Market, Inc. (a)	27,442
		89,366
	Diversified Consumer Services — 1.5%
437	Bright Horizons Family Solutions, Inc. (a)	38,211
270	Duolingo, Inc. (a)	57,318
177	Grand Canyon Education, Inc. (a)	24,200
		119,729

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment — 0.6%
1,319	Enovix Corp. (a)	$14,601
762	Vertiv Holdings Co., Class A	33,269
		47,870
	Electronic Equipment, Instruments & Components — 2.3%
248	Badger Meter, Inc.	36,548
1,802	Celestica, Inc. (a)	48,582
393	Cognex Corp.	14,816
346	Fabrinet (a)	56,017
2,031	nLight, Inc. (a)	26,850
		182,813
	Energy Equipment & Services — 3.1%
884	Cactus, Inc., Class A	37,561
402	Noble Corp. PLC	18,548
6,106	TechnipFMC PLC	126,516
287	Tidewater, Inc. (a)	17,243
453	Weatherford International PLC (a)	41,083
		240,951
	Entertainment — 0.2%
191	TKO Group Holdings, Inc.	14,770
	Financial Services — 1.4%
1,082	Flywire Corp. (a)	25,211
1,438	Remitly Global, Inc. (a)	30,974
1,062	Toast, Inc., Class A (a)	15,792
234	WEX, Inc. (a)	41,320
		113,297
	Food Products — 0.4%
361	Freshpet, Inc. (a)	25,613
631	Mission Produce, Inc. (a)	5,338
		30,951
	Ground Transportation — 1.0%
193	Saia, Inc. (a)	75,345
	Health Care Equipment & Supplies — 3.5%
1,956	Alphatec Holdings, Inc. (a)	23,218
328	Axonics, Inc. (a)	18,365
554	Glaukos Corp. (a)	35,395
581	Globus Medical, Inc., Class A (a)	26,099
131	Inspire Medical Systems, Inc. (a)	19,036
63	Insulet Corp. (a)	11,913
308	iRhythm Technologies, Inc. (a)	26,266
1,769	Neogen Corp. (a)	30,020
693	Omnicell, Inc. (a)	23,118
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
718	Tandem Diabetes Care, Inc. (a)	$14,532
602	TransMedics Group, Inc. (a)	45,559
		273,521
	Health Care Providers & Services — 1.6%
812	Acadia Healthcare Co., Inc. (a)	59,268
980	HealthEquity, Inc. (a)	65,679
		124,947
	Health Care Technology — 0.7%
1,151	HealthStream, Inc.	28,775
829	Schrodinger, Inc. (a)	25,774
		54,549
	Hotels, Restaurants & Leisure — 2.6%
427	Cava Group, Inc. (a)	14,522
689	First Watch Restaurant Group, Inc. (a)	12,457
759	Papa John’s International, Inc.	49,517
482	Wingstop, Inc.	115,854
738	Xponential Fitness, Inc., Class A (a)	10,081
		202,431
	Household Durables — 1.2%
339	Installed Building Products, Inc.	51,023
201	Meritage Homes Corp.	28,401
260	Skyline Champion Corp. (a)	15,650
		95,074
	Insurance — 2.7%
252	Goosehead Insurance, Inc., Class A (a)	18,467
186	Kinsale Capital Group, Inc.	65,119
850	Palomar Holdings, Inc. (a)	49,733
1,342	Ryan Specialty Holdings, Inc. (a)	61,558
509	Skyward Specialty Insurance Group, Inc. (a)	16,644
		211,521
	IT Services — 0.8%
293	Endava PLC, ADR (a)	19,115
208	Globant S.A. (a)	45,927
		65,042
	Life Sciences Tools & Services — 2.7%
826	Azenta, Inc. (a)	46,562
843	BioLife Solutions, Inc. (a)	10,428
547	Bio-Techne Corp.	34,406
154	ICON PLC (a)	41,109
109	Medpace Holdings, Inc. (a)	29,508

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	$0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
317	Repligen Corp. (a)	49,848
		211,861
	Machinery — 3.8%
284	Chart Industries, Inc. (a)	36,928
288	Crane Co.	30,436
738	Federal Signal Corp.	50,878
1,344	Kornit Digital Ltd. (a)	24,985
264	Lindsay Corp.	31,498
259	RBC Bearings, Inc. (a)	66,754
641	SPX Technologies, Inc. (a)	54,684
		296,163
	Metals & Mining — 1.2%
1,149	ATI, Inc. (a)	50,498
606	Carpenter Technology Corp.	42,911
		93,409
	Oil, Gas & Consumable Fuels — 3.6%
1,918	Cameco Corp.	88,075
2,309	Magnolia Oil & Gas Corp., Class A	49,643
6,471	Southwestern Energy Co. (a)	42,644
3,983	Uranium Energy Corp. (a)	25,969
2,519	Viper Energy, Inc.	77,636
		283,967
	Personal Care Products — 3.3%
3,463	BellRing Brands, Inc. (a)	183,193
394	elf Beauty, Inc. (a)	46,528
240	Inter Parfums, Inc.	30,038
		259,759
	Pharmaceuticals — 2.1%
171	Axsome Therapeutics, Inc. (a)	11,534
607	Ligand Pharmaceuticals, Inc. (a)	35,394
991	Pacira BioSciences, Inc. (a)	27,034
817	Structure Therapeutics, Inc., ADR (a)	45,499
1,543	Supernus Pharmaceuticals, Inc. (a)	42,047
		161,508
	Professional Services — 3.0%
479	FTI Consulting, Inc. (a)	105,600
373	ICF International, Inc.	52,202
Shares	Description	Value

	Professional Services (Continued)
730	Maximus, Inc.	$60,948
263	Parsons Corp. (a)	16,382
		235,132
	Semiconductors & Semiconductor Equipment — 5.0%
233	Ambarella, Inc. (a)	13,679
76	Axcelis Technologies, Inc. (a)	9,445
1,119	Camtek Ltd. (a)	71,034
439	Lattice Semiconductor Corp. (a)	25,704
1,013	Onto Innovation, Inc. (a)	142,843
474	Power Integrations, Inc.	36,218
1,047	Rambus, Inc. (a)	70,851
207	Silicon Laboratories, Inc. (a)	21,812
		391,586
	Software — 13.3%
330	Agilysys, Inc. (a)	28,410
252	Appfolio, Inc., Class A (a)	47,691
88	Aspen Technology, Inc. (a)	16,567
1,037	Box, Inc., Class A (a)	27,138
952	Braze, Inc., Class A (a)	52,303
791	CyberArk Software Ltd. (a)	157,622
558	Descartes Systems Group (The), Inc. (a)	45,220
1,033	Envestnet, Inc. (a)	39,285
439	Five9, Inc. (a)	33,461
789	Gitlab, Inc., Class A (a)	38,140
433	Guidewire Software, Inc. (a)	43,274
379	Manhattan Associates, Inc. (a)	84,536
993	Model N, Inc. (a)	22,789
223	Monday.com Ltd. (a)	40,104
1,427	PROS Holdings, Inc. (a)	52,157
264	Qualys, Inc. (a)	48,798
827	Rapid7, Inc. (a)	44,782
660	SPS Commerce, Inc. (a)	113,705
918	Tenable Holdings, Inc. (a)	37,996
40	Tyler Technologies, Inc. (a)	16,354
1,276	Varonis Systems, Inc. (a)	53,452
		1,043,784
	Specialty Retail — 1.5%
1,464	American Eagle Outfitters, Inc.	27,860
549	Carvana Co. (a)	17,195
140	Five Below, Inc. (a)	26,384
778	Gap (The), Inc.	15,614
1,271	Revolve Group, Inc. (a)	16,930
2,984	Sportsman’s Warehouse Holdings, Inc. (a)	14,413
		118,396

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 1.6%
566	Pure Storage, Inc., Class A (a)	$18,853
393	Super Micro Computer, Inc. (a)	107,474
		126,327
	Trading Companies & Distributors — 4.1%
368	Applied Industrial Technologies, Inc.	58,906
300	Boise Cascade Co.	32,790
1,682	Core & Main, Inc., Class A (a)	58,920
1,810	FTAI Aviation Ltd.	74,590
233	MSC Industrial Direct Co., Inc., Class A	22,699
524	SiteOne Landscape Supply, Inc. (a)	73,790
		321,695
	Total Common Stocks	7,721,393
	(Cost $7,057,992)
MONEY MARKET FUNDS — 1.8%
140,353	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (f)	140,353
	(Cost $140,353)

	Total Investments — 100.0%	7,861,746
	(Cost $7,198,345)
	Net Other Assets and Liabilities — (0.0)%	(587)
	Net Assets — 100.0%	$7,861,159

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At November 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of November 30, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows:

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 211,861	$ 211,861	$ —	$ —**
Other Industry Categories*	7,509,532	7,509,532	—	—
Money Market Funds	140,353	140,353	—	—
Total Investments	$7,861,746	$7,861,746	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Restricted Securities
As of November 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%